Related Party Transactions - Additional Information (Detail) - USD ($)														12 Months Ended
	Sep. 06, 2023	Aug. 31, 2023	Jul. 06, 2023	Jun. 02, 2023	May 19, 2023	Apr. 27, 2023	Mar. 29, 2023	Jan. 26, 2023	Jan. 18, 2022	Jan. 12, 2022	Nov. 17, 2021	Mar. 02, 2021	Jan. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2023	Jun. 28, 2023	Jun. 13, 2023	May 23, 2023	May 17, 2023	Jan. 25, 2023	Dec. 17, 2021
Related Party Transaction [Line Items]
Common stock shares outstanding														5,118,553	5,095,831
Revenues														$ 5,683,000	$ 5,166,000
Sales and marketing expenses														5,885,000	7,286,000
Accounts payable current														6,452,000	1,421,000
Zapata Computing, Inc [Member]
Related Party Transaction [Line Items]
Business Combination, Price of Acquisition, Expected	$ 200,000,000
Business Acquisition, Share Price	$ 10
ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Repayment of related party debt									$ 240,629					0	240,629
Cummulative cash advanced														2,673,952
Proceeds Received In Excess Of Fair Value Of Convertible Promissory Notes														$ 823,091
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]														Change In Fair Value Of Convertible Promissory Notes Related Party
ANDRETTI ACQUISITION CORP. [Member] | Zapata Computing, Inc [Member]
Related Party Transaction [Line Items]
Business Combination, Price of Acquisition, Expected	$ 200,000,000
Business Acquisition, Share Price	$ 10
Convertible Promissory Notes [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Fair value of liability issues		$ 300,000		$ 713,527	$ 234,869	$ 225,001	$ 725,555	$ 175,000						$ 2,673,952
Notes Payable, Fair Value Disclosure		$ 204,457		$ 484,828	$ 160,231	$ 153,288	492,943	$ 119,391						2,450,083	0	$ 300,000
Proceeds Received In Excess Of Fair Value Of Convertible Promissory Notes														823,091
Change In Fair Value Of Convertible Promissory Notes Related Party														599,222
Fair value of notes														2,450,083
Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face value																		$ 20,000,000
Debt instrument interest rate																		20.00%
Fair value of liability issues														5,625,000
Fair value of notes														$ 0	$ 0
Non Redemption Agreements [Member] | ANDRETTI ACQUISITION CORP. [Member] | Unaffiliated Third Parties [Member]
Related Party Transaction [Line Items]
Common stock shares outstanding			3,500,000
Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Stock issued during the period value for services													$ 25,000
Common stock shares outstanding														5,750,000	5,750,000
Common Class B [Member] | Non Redemption Agreements [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Shares transferred by sponsor			875,000
Sponsor [Member] | Unsecured Promissory Note Issued To Related Party [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Debt instrument face value																					$ 375,000
Debt instrument conversion price per share										$ 1
Debt instrument interest rate																					4.50%
Sponsor [Member] | Unsecured Promissory Note Issued To Related Party [Member] | ANDRETTI ACQUISITION CORP. [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Debt instrument convertible into warrants														$ 1,500,000
Sponsor [Member] | Unsecured Promissory Note Issued To Related Party [Member] | Amendement To The Promissory Note [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Debt instrument face value													$ 300,000									$ 400,000
Sponsor [Member] | Administrative Support Agreement [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Related party transaction expenses payable per month										$ 15,000				180,000
Related party transaction selling general and administrative expenses															$ 173,710
Sponsor [Member] | Administrative Support Agreement [Member] | ANDRETTI ACQUISITION CORP. [Member] | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Related party transaction expenses payable per month														$ 30,000
Sponsor [Member] | Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services													7,187,500
Common stock shares outstanding											5,620,000	7,057,500
Share based compensation stock shares forfeited during the period											1,437,500
Sponsor [Member] | Common Class B [Member] | Condition For The Transfer Of Founder Shares Before The Lock In Period [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Lock in period of shares one														1 year
Share price														$ 12
Number of trading days for determining the share price														20 days
Lock in period for shares two														150 days
Sponsor [Member] | Common Class B [Member] | Sponsor Co Investor [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares for services														1,430,923
Inter se transfer of shares value per share														$ 43
Percentage of outstanding shares														25.00%
Class of warrants or rights issued during the period units														3,450,000
Maximum percentage of shares issued to related party that may be transferred inter se														100.00%
Equity fair value														$ 10,402,810
Fair value per share														$ 7.27
Michael M. Andretti [Member] | Unsecured Promissory Note Issued To Related Party [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Debt instrument face value							500,000												$ 1,400,000	$ 800,000
William J. Sandbrook [Member] | Unsecured Promissory Note Issued To Related Party [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Debt instrument face value							500,000												1,400,000	800,000
William M. Brown [Member] | Unsecured Promissory Note Issued To Related Party [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Debt instrument face value							$ 100,000												$ 280,000	$ 160,000
Director [Member] | Consulting Services [Member]
Related Party Transaction [Line Items]
Professional fees														$ 62,000	62,000
Other liabilities current														0	0
Greater Than Five Percent Stockholder Of The Company One [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face value																		$ 500,000
Greater Than Five Percent Stockholder Of The Company Two [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face value																		$ 500,000
New Director [Member] | Senior Notes [Member]
Related Party Transaction [Line Items]
Debt instrument face value																	$ 500,000
Andretti Global [Member] | Enterprise Solution Subscription Agreement [Member]
Related Party Transaction [Line Items]
Revenues														1,733,000	1,534,000
Andretti Global [Member] | Managed Service Agreement [Member]
Related Party Transaction [Line Items]
Revenues														245,000	0
Andretti Global [Member] | Sponsor Ship Agreement [Member]
Related Party Transaction [Line Items]
Sales and marketing expenses														2,783,000	$ 2,435,000
Expenses to be recognized in the next twelve months														2,783,000
Accounts payable current														1,500,000
Other commitements due in one year														$ 3,000,000
Cassandra S Lee [Member] | Sponsor [Member] | Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares												30,000
Inter se transfer of shares value												$ 104.35
Inter se transfer of shares value per share												$ 0.003
Zakary C Brown [Member] | Sponsor [Member] | Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares												25,000
Inter se transfer of shares value												$ 86.96
Inter se transfer of shares value per share												$ 0.003
James W Keyes [Member] | Sponsor [Member] | Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares												25,000
Inter se transfer of shares value												$ 86.96
Inter se transfer of shares value per share												$ 0.003
Gerald D Putnam [Member] | Sponsor [Member] | Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares												25,000
Inter se transfer of shares value												$ 86.96
Inter se transfer of shares value per share												$ 0.003
Johan J Romanelli [Member] | Sponsor [Member] | Common Class B [Member] | ANDRETTI ACQUISITION CORP. [Member]
Related Party Transaction [Line Items]
Inter se transfer of shares												25,000
Inter se transfer of shares value												$ 86.96
Inter se transfer of shares value per share												$ 0.003